ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

October 4, 2013

BY EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	State Street Master Funds (Registration No. 811-09599); State Street Institutional Investment Trust (Registration Nos. 33-30810 and 811-09819); SSgA Funds (Registration Nos. 33-19229 and 811-5430)

Ladies and Gentlemen:

On behalf of State Street Institutional Investment Trust, State Street Master Funds and SSgA Funds (collectively, the “Trusts”), we are filing today through EDGAR, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, a copy of the Trusts’ preliminary proxy statement relating to their upcoming special meeting of shareholders of SSgA S&P 500 Index Fund, a series of SSgA Funds; shareholders of State Street Institutional Liquid Reserves Fund, State Street U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, State Street Institutional Tax Free Money Market Fund and State Street Equity 500 Index Fund, each a series of State Street Institutional Investment Trust; and interestholders of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio and State Street Equity 500 Index Portfolio, each a series of State Street Master Funds (each, a “Fund”). The meeting is being called for the purposes described in the enclosed preliminary proxy statement. Copies of the proxy statement are expected to be printed on or about October 15 for mailing to each Fund’s shareholders or interestholders, as applicable, beginning shortly thereafter.

Please direct any questions concerning this filing to the undersigned at (617) 951-7114.

Very truly yours,

Adam Schlichtmann